BALANCE SHEETS (CAD)	Dec. 31, 2013	Dec. 31, 2012
Current
Cash	12,948	1,764
Prepaid expenses	4,935	2,085
Other receivable	361	1,295
Total Current	18,244	5,144
Equipment, net of depreciation (Note 3)		671
Total Assets	18,244	5,815
Current
Accounts payable	34,752	178,158
Accrued liabilities	22,441	18,500
Loans payable (Note 5)		43,600
Due to related parties (Note 7)	130,951	6,126
Total current	188,144	246,384
STOCKHOLDERS' DEFICIT
Capital Stock (Note 6) Authorized: Unlimited common voting shares without par value Issued: 13,742,223 common shares (2012 - 13,742,223)	13,490,513	13,490,513
Additional paid in capital	3,351,366	3,308,866
Deficit accumulated during the exploration stage	(17,011,779)	(17,039,948)
Total stockholders' deficit	(169,900)	(240,569)
Total liabilities and stockholders' equity	18,244	5,815